RELATED PARTY TRANSACTIONS - Loan receivables from related parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
RELATED PARTY TRANSACTIONS
Short-term loans receivables from related parties	¥ 18,797	$ 2,575	¥ 28,030
Long-term loans receivables from related parties	131,410	$ 18,003	27,000
Related party
RELATED PARTY TRANSACTIONS
Loan receivables from related parties	150,207		55,030
Related party | IFM
RELATED PARTY TRANSACTIONS
Short-term loans receivables from related parties	10,000		15,000
Long-term loans receivables from related parties	22,360		27,000
Related party | Others
RELATED PARTY TRANSACTIONS
Short-term loans receivables from related parties	8,797		13,030
Long-term loans receivables from related parties	¥ 109,050		¥ 0